Commitments and Contingencies - (Narratives) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Loss Contingencies
Rent free period (in months)	8 months
Rent expense	$ 0.9	$ 0.6
Whitewood Media Village GP Limited and Whitewood Media Village Nominee Limited
Loss Contingencies
Lease term (in years)	8 years
Leasehold improvements	$ 2.5
The Mutual Insurance Society Limited
Loss Contingencies
Lease term (in years)	15 years
Operating lease
Loss Contingencies
Leasehold improvements	$ 0.1	2.1
Operating lease | Imperial (Forest House) Limited
Loss Contingencies
Lease term (in years)	10 years
Period to exercise option for additional space (in months)	15 months
Licensing agreements
Loss Contingencies
Loss Contingency Accrual	$ 0.7	$ 0.0